Share-Based Payment (Details) - Schedule of total equity-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Total Equity-Based Compensation Expense [Abstract]
Cost of revenues	$ 206
Research and development expenses	603	3,122
Sales and marketing expenses	1,504	2,775
General and administrative expenses (see also Note 18f)	8,203
Total share-based compensation expense	$ 10,516	$ 5,897